CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 628,369	$ 554,556	$ 1,443,349
Accounts receivable	26,975	31,941	259,049
Inventories		0	302,739
Prepaid expenses and other current assets	289,014	211,088	212,280
Deferred expenses, current	113,169	78,292	3,000,000
Total current assets	1,057,527	875,877	5,217,417
Property and equipment, net	16,761	25,263	42,267
Deferred expenses, patents		0	12,094,420
Patents, net	7,914,432	8,669,921	10,415,404
Intangible assets, net	329,583	386,083	499,083
Goodwill	8,858,504	8,858,504	8,858,504
Deposits and other assets	18,993	18,993	18,993
Total assets	18,195,800	18,834,641	37,146,088
Current liabilities
Accounts payable	1,343,220	1,846,903	1,501,938
Accrued expenses and other current liabilities	418,281	12,726	301,132
Short-term notes payable, related party	0	100,000	300,000
Guaranteed payments, current	2,200,000	2,076,767	3,807,084
Fortress notes payable, current	6,820,992	5,598,754	1,155,924
Deferred revenue	550,000	550,000	0
Total current liabilities	11,332,493	10,185,150	7,066,078
Deferred revenue, non-current	646,429	346,429	0
Guaranteed payments		0	13,105,857
Derivative liabilities	3,527	4,145	30,278
Fortress notes payable, net of discount	643,291	2,406,681	5,795,095
Fortress revenue share, net of discount	3,948,153	6,034,278	2,478,057
Total liabilities	16,573,893	18,976,683	28,475,365
Stockholders' equity
Common Stock, Value	4,917	4,223	2,800
Additional paid-in capital	59,349,987	54,660,497	51,738,425
Accumulated deficit	(57,733,000)	(54,806,762)	(43,073,213)
Total stockholders' equity	1,621,907	(142,042)	8,670,723
Total liabilities and stockholders' equity	18,195,800	18,834,641	37,146,088
Series A Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, Value	0	0	2,710
Series B Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, Value	0	$ 0	$ 1
Series C Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, Value	3
Series D Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, Value	$ 0